Financial Instruments - Narrative (Details) $ in Millions, € in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in interest rate risk	1.00%			1.00%
Foreign exchange risk management	10.00%			10.00%
Percentage of value at risk statistical assessment	95.00%
Net gains (losses) on derivative contracts excluding realized commodity contracts, before tax	$ 1,676	$ (2,004)	$ (1,818)
Prior gains excluded that would have previously reversed at time of trade delivery	597
Hedging instrument, asset	8,588	7,838
Hedging instrument, liability	5,728	6,638
Unrealized net gains related to assets and liabilities	743	612
Cash flow hedges | Foreign exchange risk | Forward foreign exchange contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging instrument, asset	556
Hedging instrument, liability		167
Fair value hedges | Interest rate and currency swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging instrument, asset	1,422
Hedging instrument, liability		518
Hedges of net investment in foreign operations | Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging instrument, liability | €				€ 3
Trade payables
Disclosure of risk management strategy related to hedge accounting [line items]
Carrying amount of collateral held	1,675	718
Trade receivables
Disclosure of risk management strategy related to hedge accounting [line items]
Carrying amount of financial assets pledged as collateral for liabilities or contingent liabilities	1,909	1,948
Floating interest rate
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in income before taxation if there were a 1% increase in interest rates	$ 62	$ (98)